Cash Flow Detail - Operating Activities (Details) € in Millions, £ in Millions							1 Months Ended		12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Cash received from operations									€ 46,925		€ 46,415		€ 51,353
Cash paid from operations									(34,778)		(34,379)		(36,477)
Cash paid to suppliers									(29,509)		(29,236)		(31,080)
Cash paid to employees									(4,416)		(4,299)		(4,434)
Payments related to cancellation of commitments									(853)		(844)		(963)
Net payments of interest and other financial expenses net of dividends received									(292)		(1,309)		(1,171)
Net interest and other financial expenses paid									(1,236)		(1,519)		(1,193)
Dividends received									944		210		22
Taxes (paid)/proceeds									(92)		(459)		(509)
Net cash flow provided by operating activities									11,763		10,268		€ 13,196
VMO2
Condensed Cash Flow Statements, Captions [Line Items]
Dividends received from joint ventures, classified as investing activities	€ 439	£ 385	€ 324	£ 290	€ 146	£ 125	€ 187	£ 161	€ 909	£ 800	€ 187	£ 161